UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Inflective Asset Management, LLC

Address:  1334 Parkview Avenue
	Suite 310
          	Manhattan Beach, CA 90266

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kent Galli
Title:  Chief Operating Officer
Phone:  310-545-2992


Signature, Place and Date of Signing:

/s/ Kent Galli         Manhattan Beach, CA     November 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-11615
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total: $467,995
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-11615
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

                              			TITLE OF                          		VALUE	SHRS OR  SH/ PUT/   	INVSTMT    OTHER    	VOTING
NAME OF ISSUER                		CLASS		CUSIP       	(X$1000)	PRN AMT  PRN CALL	DISCRETN  MGRS		SOLE
--------------               		 	-----                 	-----       		--------   	-------  			--------	   --------  ----    	----

AMZN 4.75 02/09                         	NOTE 4.750% 2/0	023135AF3	8258	8486000	PRN		SOLE			8486000
AMDOCS LTD			NOTE .50% 3/15/20	02342TAD1	16469	17375000	PRN		SOLE			17375000
AMERICAN INTL GROUP		DBCV 11/0	026874AP2	10274	14612000	PRN		SOLE			14612000
ASN CB 4 15JUL2036                      	NOTE 4.00% 2036	039584AC1	16121	15500000	PRN		SOLE			15500000
BZH CB 4.625 15JUN2024                  	NOTE 4.625% 6/1	07556QAL9	8199	7765000	PRN		SOLE			7765000
BLACKROCK INC/NEW YORK		NOTE 2.635% 2035	09247XAB7	12902	12800000	PRN		SOLE			12800000
BRISTOL-MYERS SQUIBB CO		FRNT 9/15/2023	110122AN8	13970	14000000	PRN		SOLE			14000000
CSGS CB 2.5 15JUN2024                   	NOTE 2.500% 6/1	126349AB5	9626	9526000	PRN		SOLE			9526000
HLX CB 3.25 15DEC2025                   	NOTE 3.250%12/1	127914AB5	4846	3603000	PRN		SOLE			3603000
CCL 1.132 04/33                         	DBCV 1.132% 4/2	143658AV4	20470	30189000	PRN		SOLE			30189000
CRDN CB 2.875 15DEC2035                 	NOTE 2.875% 12/1	156710AA3	2066	1970000	PRN		SOLE			1970000
CIENA CORP			NOTE 0.250% 5/0	171779AB7	6644	7340000	PRN		SOLE			7340000
CUBIST PHARMACEUTICALS INC	NOTE 5.500%11/0	229678AC1	10451	10500000	PRN		SOLE			10500000
DO CB 1.5 15APR2031                     	DBCV 1.500% 4/1	25271CAE2	2872	1900000	PRN		SOLE			1900000
DIGITAL RIVER INC    COM STK            	COM		25388B104		2298	44950	SH		SOLE			44950
WALT DISNEY COMPANY		DBCV 2.125% 2023	254687AU0	29660	29000000	PRN		SOLE			29000000
DOMINION RESOURCES INC		DBCV 2.125% 2023	25746UAT6	13020	13000000	PRN		SOLE			13000000
ELECTRONIC DATA SYS		NOTE 3.875% 7/1	285661AF1	9575	9500000	PRN		SOLE			9500000
FLIR SYSTEMS INC 3.00% 6/1/2023         	NOTE 3.000% 6/0	302445AB7	7827	5850000	PRN		SOLE			5850000
FCS 5.00% 11/08                         	NOTE 5.000%11/0	303727AJ0		2283	2300000	PRN		SOLE			2300000
FLUOR CORP NEW			NOTE 1.500% 2/1	343412AA0	21209	20140000	PRN		SOLE			20140000
GATX CORP			NOTE 7.500% 2/1	361448AC7	13258	13070000	PRN		SOLE			13070000
GETTY IMAGES INC			SDCV 0.500% 6/0	374276AH6	4327	4000000	PRN		SOLE			4000000
GW FRN CB 01APR2024                     	FRNT 4/0		397888AF5	2591	2000000	PRN		SOLE			2000000
HEALTH MANAGEMENT ASSOCIATION	NOTE 1.500% 2023	421933AF9	10208	10000000	PRN		SOLE			10000000
ITRON 2.50 08/26                        	DBCV 2.50% 2026	465741AJ5		1233	1090000	PRN		SOLE			1090000
L-3 COMM CORP			DBCV 3.00% 2035	502413AW7	2851	2820000	PRN		SOLE			2820000
LAMAR ADVERTISING CO		NOTE 2.875%12/1	512815AG6	576	590000	PRN		SOLE			590000
LIONS GATE ENTMNT CO		NOTE 4.875%12/1	535919AC8	1786	891000	PRN		SOLE			891000
LOCKHEED MARTIN CORP		FRNT 8/15/33	539830AP4	8345	8000000	PRN		SOLE			8000000
MASCO CORP			FRNT 7/20/31	574599BB1	21960	46800000	PRN		SOLE			46800000
MDT CB 1.5 15APR2011                    	NOTE 1.50% 4/15/11	585055AL0	975	1000000	PRN		SOLE			1000000
MERRILL LYNCH & CO		NOTE 0.00% 3/13/32	590188W46	7840	7800000	PRN		SOLE			7800000
NII HLDGS INC			NOTE 2.875% 2/0	62913FAC6	1541	990000	PRN		SOLE			990000
NABORS INDUSTRIES INC.		NOTE 0.0% 6/15/20	629568AL0	11879	12600000	PRN		SOLE			12600000
NKTR CB 3.25 28SEP2012                  	NOTE 3.250% 9/2	640268AH1	4914	5000000	PRN		SOLE			5000000
OPENWAVE SYSTEMS INC		DBCV 2.750%9/9/08	683718AC4	381	360000	PRN		SOLE			360000
PPL ENERGY SUPPLY LLC		DBCV 2.625% 5/15/2	69352JAE7	16012	15900000	PRN		SOLE			15900000
PLACER DOME INC			DBCV 2.750%10/1	725906AK7	19983	17374000	PRN		SOLE			17374000
RHAT 0.5 01/24                          	DBCV 0.500% 1/1	756577AB8	9271	8850000	PRN		SOLE			8850000
SANDISK CORP CONV BOND           	NOTE 1.000% 5/1	80004CAC5	4094	4300000	PRN		SOLE			4300000
SGMS .75% 12/24                         	SDCV  0.750%12/0	80874PAD1	2557	2250000	PRN		SOLE			2250000
SHUFFLE MASTER INC		NOTE 1.250% 4/1	825549AB4	5120	4650000	PRN		SOLE			4650000
SONIC AUTOMOTIVE INC		NOTE 4.250%11/3	83545GAK8	6999	6180000	PRN		SOLE			6180000
TEVA PHARMACEUTICAL INDUSTRIES	DBCV 0.25% 2/1/26	88163VAE9	31268	31200000	PRN		SOLE			31200000
TWTC 2.375% 04-01-26                    	DBCV 2.375% 4/0	887319AC5	12727	10250000	PRN		SOLE			10250000
TRAVELERS PPTY CASUALTY	NOTE 1.125% 4/15/3	89420G307		10736	430400	PRN		SOLE			430400
VCI 1.0843 05/33                        	NOTE 1.625% 5/2	918866AK0	14077	22065000	PRN		SOLE			22065000
WFC 05/33			DBCV 5/0		949746FA4	11448	11300000	PRN		SOLE			11300000

                                                 				Total	467995
                                                 				(in thousands)